OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

December 31, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Main Street Fund, a series of Oppenheimer Main Street Funds
(the “Registrant”) Reg. No. 33-17850; File No. 811-05360

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2013.

Sincerely,

/s/ Amy Shapiro
Amy Shapiro
Vice President and Assistant Counsel
(212) 323-5922
ashapiro@ofiglobal.com

cc:	K&L Gates LLP
Gloria LaFond
Edward Gizzi, Esq.